Business Combinations	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Business Combinations [Abstract]
Business Combinations

Meier's

On January 18, 2022, the Company acquired 100% of the capital stock in Meier's Wine Cellars, Inc., DBA Meier's Beverage Group, an Ohio company ("Meier's"). Meier's is a wholesale and business-to-business company that specializes in custom blending, contract storage, contract manufacturing, and private labeling for wine, beer, and spirits. Over the years, Meier's continued extending their winemaking skills by producing table wines, sparkling wines, dessert wines, vermouths and carbonated grape juice.

The purchase price totaling $25.0 million was comprised of cash of $12.5 million and 1,229,443 shares of common stock with a value of $12.5 million.

The terms of the acquisition also provide for the possibility of additional contingent consideration of up to $10.0 million based on Meier's exceeding current EBITDA levels over each of the next three years.

The allocation of the consideration for the net assets acquired from the acquisition of Meier's were as follows:

(in thousands)
Sources of financing
Cash	$12,500
Shares of common stock	10,521
Contingent consideration	4,900
Settlement of pre-existing relationship	(125)
Fair value of consideration	27,796
Assets acquired:
Accounts receivable	3,669
Fixed assets	12,859
Inventory	4,280
Other assets	356
Trademarks	700
Customer relationships	6,400
Accounts payable and accrued expenses	(2,682)
Deferred tax liability	(6,033)
Total identifiable assets acquired	19,549

Goodwill	$8,247

The number of shares of common stock were valued based on the Closing Date share price, resulting in a fair value of $12.0 million, less a discount of $1.5 million due to lack of marketability for shares of common stock, resulting in the shares of common stock valued at $10.5 million.

The contingent consideration was fair valued using the Monte Carlo simulation model, resulting in fair value earnout payments of $4.9 million.

The Company valued the fair value of accounts receivable, other assets, accounts payable and accrued expenses and fixed assets at the acquisition date.

Inventory was comprised of finished goods, work in process and raw materials. The fair value of finished goods inventory and work in process inventory was derived using projected cost of goods sold as a percentage of net revenue. Raw materials inventory was valued at its book value.

The trade names and trademarks fair value was derived using the RFR. Key assumptions in valuing trade names and trademarks included (i) a royalty rate of 1.1% and (ii) discount rate of 27.0%.

Customer relationships fair value was derived using the MPEEM, utilizing a discount rate of 28.0%. Customer relationships were weighted 100.0% using the MPEEM model.

The results of operations of Meier's are included in the accompanying condensed consolidated statements of operations from the January 18, 2022 acquisition date.

Transaction costs incurred in the acquisition were insignificant.

Other Acquisitions

On February 14, 2022, the Company purchased certain intellectual property pertaining or related to a canned cannabis beverage brand. The Company purchased the intellectual property at a purchase price of $0.4 million. An executive officer of the Company has a related party relationship and serves as a member of the board of directors.

3.
Business Combinations

Vinesse

On October 4, 2021, the Company acquired 100% of the members' interest in Vinesse, LLC, a California limited liability company ("Vinesse"). Vinesse is a direct-to-consumer platform company that specializes in wine clubs with over 60,000 members. Founded in 1993, Vinesse has developed a long-time following by offering boutique wines to a broader audience and making wine accessible and easy to love. The operations of Vinesse align with those of the Company, which management believes provides for expanded synergies and growth through the acquisition.

The purchase price totaling $17.0 million was comprised of cash of $14.0 million, consulting fees of $0.2 million per year for three years totaling $0.6 million and a three-year earnout payable of up to $2.4 million. To fund the cash portion of the purchase consideration, we utilized the line of credit under the amended and restated loan and security agreement.

The preliminary allocation of the consideration for the net assets acquired from the acquisition of Vinesse were as follows:

(in thousands)
Sources of financing
Cash	$14,000
Accrued other	600
Contingent consideration	2,400
Fair value of consideration	17,000

Assets acquired:
Fixed assets	121
Inventory	2,502
Trade Names and Trademarks	1,200
Customer relationships	3,700
Total identifiable assets acquired	7,523

Goodwill	$9,477

The Company used the carrying value as of the acquisition date to value fixed assets, as we determined that they represented the fair value at the acquisition date.

Inventory was comprised of finished goods, bulk and raw materials. The fair value of finished goods inventory and bulk inventory was derived using projected cost of goods sold as a percentage of net revenues. Raw materials inventory was valued at its book value.

The trade names and trademarks fair value was derived using the Relief-From-Royalty Method (“RFR”). Key assumptions in valuing trade names and trademarks included (i) a royalty rate of 1.8% and (ii) discount rate of 17.5%.

Customer relationships fair value was derived using the Multiple-Period Excess Earnings Method (“MPEEM”), utilizing a discount rate of 18.0%, and Cost Approach. Customer relationships were weighted; 50.0% using the MPEEM model and 50.0% using the Cost Approach.

The results of operations of Vinesse for the period from the October 4, 2021 acquisition date through June 30, 2022, are included in the accompanying consolidated statements of operations. Transaction costs incurred in the acquisition were insignificant.

ACE Cider

On November 16, 2021, the Company acquired 100% of the capital stock of ACE Cider, the California Cider Company, Inc., a California corporation ("ACE Cider"). ACE Cider is a wholesale platform and specializes in hard cider, an alcoholic beverage fermented from apples. The operations of ACE Cider allow the Company to enter into the beer distribution category.

The purchase price totaling $47.4 million was comprised of a cash payment and contingent consideration.

The preliminary allocation of the consideration for the net assets acquired from the acquisition of ACE Cider were as follows:

(in thousands)
Sources of financing
Cash	$46,880
Accrued other	60
Contingent consideration	500
Fair value of consideration	47,440

Assets acquired:
Fixed assets	4,205
Inventory	1,350
Trademarks	6,600
Customer relationships	14,300
Deferred tax liability	(6,554)
Total identifiable assets acquired	19,901

Goodwill	$27,539

The Company used the carrying value as of the Acquisition Date to value fixed assets, as we determined that they represented the fair value at the Acquisition Date.

Inventory was comprised of finished goods, bulk cider and raw materials. The fair value of finished goods inventory and bulk cider inventory was derived using projected cost of goods sold as a percentage of net revenues. Raw materials inventory was valued at its book value.

The trademarks fair value was derived using the RFR. Key assumptions in valuing trademarks included (i) a royalty rate of 2.75% and (ii) discount rate of 12.5%.

Customer relationships fair value was derived using the MPEEM, utilizing a discount rate of 13.0%, and Cost Approach. Customer relationships were weighted; 90.0% using the MPEEM model and 10.0% using the Cost Approach.

The results of operations of ACE Cider for the period from the November 16, 2021 acquisition date through June 30, 2022, are included in the accompanying consolidated statements of operations. Transaction costs incurred in the acquisition were insignificant.

Meier's

On January 18, 2022, the Company acquired 100% of the capital stock in Meier's Wine Cellars, Inc., DBA Meier's Beverage Group, an Ohio company ("Meier's"). Meier's is a wholesale and business-to-business company that specializes in custom blending, contract storage, contract manufacturing, and private labeling for wine, beer, and spirits. Over the years, Meier's continued extending their winemaking skills by producing table wines, sparkling wines, dessert wines, vermouths and carbonated grape juice.

The purchase price totaling $25.0 million was comprised of cash of $12.5 million and 1,229,443 shares of common stock with a value of $12.5 million.

The terms of the acquisition also provide for the possibility of additional contingent consideration of up to $10.0 million based on Meier's exceeding current EBITDA levels over each of the next three years.

The preliminary allocation of the consideration for the net assets acquired from the acquisition of Meier's were as follows:

(in thousands)
Sources of financing
Cash	$12,500
Shares of common stock	10,521
Contingent consideration	4,900
Settlement of pre-existing relationship	(125)
Fair value of consideration	27,796

Assets acquired:
Accounts receivable	3,669
Fixed assets	12,859
Inventory	4,280
Other assets	356
Trademarks	700
Customer relationships	6,400
Accounts payable and accrued expenses	(2,682)
Deferred tax liability	(6,033)
Total identifiable assets acquired	19,549

Goodwill	$8,247

The number of shares of common stock were valued based on the Closing Date share price, resulting in a fair value of $12.0 million, less a discount of $1.5 million due to lack of marketability for shares of common stock, resulting in the shares of common stock valued at $10.5 million.

The contingent consideration was fair valued using the Monte Carlo simulation model, resulting in fair value earnout payments of $4.9 million.

The Company valued the fair value of accounts receivable, other assets, accounts payable and accrued expenses and fixed assets at the acquisition date.

Inventory was comprised of finished goods, work in process and raw materials. The fair value of finished goods inventory and work in process inventory was derived using projected cost of goods sold as a percentage of net revenues. Raw materials inventory was valued at its book value.

The trade names and trademarks fair value was derived using the RFR. Key assumptions in valuing trade names and trademarks included (i) a royalty rate of 1.1% and (ii) discount rate of 27.0%.

Customer relationships fair value was derived using the MPEEM, utilizing a discount rate of 28.0%. Customer relationships were weighted 100.0% using the MPEEM model.

The results of operations of Meier's for the period from the January 18, 2022 acquisition date through June 30, 2022, are included in the accompanying consolidated statements of operations. Transaction costs incurred in the acquisition were insignificant.

The allocations of the fair value of the acquired businesses were based on preliminary valuations of the estimated net fair value of the assets acquired. The fair value estimates are subject to adjustment during the measurement period (up to one year from the acquisition date). The primary areas of accounting for the acquisitions that are not yet finalized relate to the fair value of certain intangible assets acquired and residual goodwill. Goodwill created in the acquisitions were structured as stock sales and therefore, is non tax deductible and non amortizable. The fair values of the net assets acquired are based on management’s estimates and assumptions, as well as other information compiled by management, including valuations that utilize customary valuation procedures and techniques. While we believe that such preliminary estimates provide a reasonable basis for estimating the fair value of assets acquired, we will evaluate any necessary information prior to finalization of the fair value. During the measurement period, we will adjust preliminary valuations assigned to assets and liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date, if any, that, if known, would have resulted in revised values for these items as of that date. The net working capital adjustments related to the acquisitions are estimated as of the closing date and will be adjusted based on that estimate. Net working capital adjustments of $5.3 million are recorded in other assets on the condensed consolidated balance sheet. The impact of all changes, if any, that do not qualify as measurement period adjustments will be included in current period earnings.

Other Acquisitions

On February 14, 2022, the Company purchased certain intellectual property pertaining or related to a canned cannabis beverage brand. The Company purchased the intellectual property at a purchase price of $0.4 million. The value of the assets acquired were based on the estimated fair value and are subject to adjustment during the measurement period (up to one year from the acquisition date). An executive of the Company has a related party relationship and serves as a member of the board of directors.

The Sommelier Company

On June 22, 2021, we acquired the net assets of The Sommelier Company consisting of customer relationships, independent Sommelier relationships and brand trademarks, for total consideration of $12.0 million. Consideration transferred consisted of a cash payment of $8.0 million and contingent consideration of up to $4.0 million, whereby the Company will pay the seller three annual Earn-Out payments over three years, determined as a percentage of EBITDA.

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Sources of financing
Cash	$8,000
Contingent consideration	4,000
Fair value of consideration	12,000
-
Assets acquired
Customer relationships	1,500
Sommelier relationships	1,000
Trademark	600
Accrued liabilities	(92)
Total identifiable assets acquired	3,008

Goodwill	$8,992

Goodwill represents the excess of the purchase price over the fair value of the net intangible assets acquired. The acquisition of The Sommelier Company resulted in the recognition of approximately $9.0 million of goodwill. The Company believes this goodwill is attributable to its investment in synergies for expanding its reach in its direct-to-consumer and business-to-business customer base. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually.

Intangible assets associated with the customer relationships and Sommelier relationships acquired as a result of the Sommelier acquisition are being amortized over their estimated useful life using the straight-line method of amortization, which materially approximates the distribution of the economic value of the identified intangible asset. Amortization of the customer relationships and Sommelier relationships was not significant to the consolidated statements of operations. Key assumptions in valuing the customer relationships utilizing an Income Approach, specifically the excess earnings method included (1) a discount rate of twenty percent (20%), (2) an annual customer attrition rate of fifty percent (50%), and contributory asset charges of three-point eight percent (3.8%). Key assumptions in valuing the Sommelier relationships utilizing a Cost Approach, included (1) a replacement period of 5 years and (2) an annual return on investment of nineteen percent (19%). Key assumptions in valuing the acquired trademarks and indefinite lived assets, using the Income Approach include (1) discount rate of nineteen percent (19%) and (2) assumed pre-tax royalty rate of one point five percent (1.5%).

The results of operations of The Sommelier Company for the period from the June 22, 2021 acquisition date through June 30, 2021, are included in the accompanying consolidated statements of operations. Transaction costs associated with the acquisition were immaterial.

Kunde Vineyards and Winery

On April 19, 2021, the Company acquired 100% of the outstanding equity of Kunde Enterprise Inc. (“Kunde”) for total consideration, including amounts to acquire the combined 33.3% ownership held by two of the Company stockholders, of which one is an executive officer of the Company, of approximately $53.0 million, net of pre-existing relationship net liabilities due to Kunde of $5.9 million. Kunde produces and sells premium Sonoma Valley varietal wines via the wholesale channel as well as internationally and locally through its tasting room, wine club, and internet site. In addition, Kunde provides wine storage, processing, and bottling services for other wineries, including the Company. The operations of Kunde align with those of the Company, providing for expanded synergies and growth through the acquisition. Kunde met the definition of a business, and therefore is accounted for as a business combination. Prior to the acquisition, effective January 1, 2021, the Company provided distribution and marketing services for Kunde products. See Note 15.

The $53.0 million purchase consideration was comprised of approximately $21.5 million of cash, approximately $11.7 million of notes payable to the sellers, and the issuance of 906,345 shares (2,589,507 shares retroactively restated giving effect to the recapitalization transaction discussed in Note 1) of the Company’s Series A stock, with a value of $25.8 million, which totaled $58.9 million less the release of pre-existing net liabilities between the Company and Kunde of $5.9 million. Two of the three notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.61%, compounded quarterly, and matures on December 31, 2021. To fund the cash portion of the purchase consideration, we utilized the April 2021 increase in the line of credit and delay draw term loan under the amended and restated loan and security agreement.

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Sources of financing
Cash	$21,464
Note payable to sellers	11,668
Stock	25,831
Fair value of consideration	58,963
Pre-existing relationship, net liability to Kunde	(5,900)
Fair value of consideration	53,063

Assets acquired
Accounts receivable, prepaid expenses and other current assets	858
Inventories	20,300
Land and vineyards	3,351
Buildings	15,524
Winery equipment	5,976
Trademarks	3,500
Customer relationships	3,300
Winery use permits	1,250
Current liabilities	(4,562)
Deferred tax liability	(10,007)
Total identifiable assets acquired	39,490

Goodwill	$13,573

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The acquisition of Kunde resulted in the recognition of $13.6 million of goodwill. We believe this goodwill is attributable to our investment in synergies for expanding our brands in each of the three operating segments. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually.

Intangible assets associated with the customer relationships acquired as a result of the Kunde acquisition is being amortized over their estimated useful life using the straight-line method of amortization, which materially approximates the distribution of the economic value of the identified intangible asset. Amortization of the acquired customer relationships was not significant to the consolidated statements of operations. Key assumptions in valuing the customer relationships utilizing the Excess Earning Method include (1) future cash flow projections, (2) a repeat business probability assumption of sixty percent (60%), and (3) a discount rate of 19.0%. Key assumptions in valuing the acquired trademarks and indefinite lived assets, using the relief-from-royalty method include (1) a royalty rate of 2.75%, and (2) a discount rate of 19.0%.

The results of operations of Kunde for the period from the April 19, 2021 acquisition date through June 30, 2021, are included in the accompanying consolidated statements of operations since the acquisition date. Transaction costs associated with the acquisition were not significant.

3.
Business Combinations

Acquisitions are accounted for as business combinations using the acquisition method of accounting. Assets acquired and liabilities assumed are measured at fair value and are effective at the date of acquisition. For business combinations, we record goodwill or gain on bargain purchase, which is the cost to purchase the business minus the fair value of the tangible assets, the intangible assets that can be identified, and the liabilities obtained in the purchase, if any. Goodwill recorded from business combinations is deductible for income tax purposes. Inventories are valued at net realizable value. Trademarks recorded related to certain business combinations are not amortized as each is considered to have an indefinite life. The fair value of the trademarks is estimated by applying an income approach. These fair value measurements are based on significant inputs that are not observable in the market and, therefore, represent Level 3 measurements.

The Sommelier Company

On June 22, 2021, we acquired the net assets of The Sommelier Company consisting of customer relationships, independent Sommelier relationships and brand trademarks, for total consideration of $12.0 million. Consideration transferred consisted of a cash payment of $8.0 million and contingent consideration up to of $4.0 million, whereby the Company will pay the seller three annual Earn-Out payments over three years, determined as a percentage of EBITDA.

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Sommelier
Sources of financing
Cash	$8,000
Contingent consideration	4,000
Fair value of consideration	12,000
Assets acquired
Customer relationships	1,500
Sommelier relationships	1,000
Trademark	600
Accrued liabilities	(92)
Total net assets acquired	3,008

Goodwill	$8,992

Goodwill represents the excess of the purchase price over the fair value of the net intangible assets acquired. The acquisition of The Sommelier Company resulted in the recognition of approximately $9.0 million of goodwill. The Company believes this goodwill is attributable to its investment in synergies for expanding its reach in its direct-to-consumer and business-to-business customer base. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually.

Intangible assets associated with the customer relationships and Sommelier relationships acquired as a result of the Sommelier acquisition are being amortized over their estimated useful life using the straight-line method of amortization, which materially approximates the distribution of the economic value of the identified intangible asset. Amortization of the customer relationships and Sommelier relationships was not significant to the consolidated statements of operations. Key assumptions in valuing the customer relationships utilizing an Income Approach, specifically the excess earnings method included (1) a discount rate of twenty percent (20%), (2) an annual customer attrition rate of fifty percent (50%), and contributory asset charges of three-point eight percent (3.8%). Key assumptions in valuing the Sommelier relationships utilizing a Cost Approach, included (1) a replacement period of 5 years and (2) an annual return on investment of nineteen percent (19%). Key assumptions in valuing the acquired trademarks and indefinite lived assets, using the Income Approach include (1) discount rate of nineteen percent (19%) and (2) assumed pre-tax royalty rate of one point five percent (1.5%).

The results of operations of The Sommelier Company for the period from the June 22, 2021 acquisition date through June 30, 2021, are included in the accompanying consolidated statements of operations. Transaction costs associated with the acquisition were immaterial.

Kunde Vineyards and Winery

On April 19, 2021, the Company acquired 100% of the outstanding equity of Kunde Enterprise Inc. (“Kunde”) for total consideration, including amounts to acquire the combined 33.3% ownership held by two of the Company stockholders, of which one is an executive officer of the Company, of approximately $53.0 million, net of pre-existing relationship net liabilities due to Kunde of $5.9 million. Kunde produces and sells premium Sonoma Valley varietal wines via the wholesale channel as well as internationally and locally through its tasting room, wine club, and internet site. In addition, Kunde provides wine storage, processing, and bottling services for other wineries, including the Company. The operations of Kunde align with those of the Company, providing for expanded synergies and growth through the acquisition. Kunde met the definition of a business, and therefore is accounted for as a business combination. Prior to the acquisition, effective January 1, 2021, the Company provided distribution and marketing services for Kunde products. (See Note 13).

The $53.0 million purchase consideration was comprised of approximately $21.5 million of cash, approximately $11.7 million of notes payable to the sellers, and the issuance of 906,345 shares (2,589,507 shares retroactively restated giving effect to the recapitalization transaction discussed in Note 1) of the Company’s Series A stock, with a value of $25.8 million, which totaled $58.9 million less the release of pre-existing net liabilities between the Company and Kunde of $5.9 million. Two of the three notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.61%, compounded quarterly, and matures on December 31, 2021. To fund the cash portion of the purchase consideration, we utilized the April 2021 increase in the line of credit and delay draw term loan under the amended and restated loan and security agreement. (See Note 7).

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Kunde Vineyards and Winery
Sources of financing
Cash	$21,464
Note payable to sellers	11,668
Stock	25,831
Fair value of consideration	58,963
Pre-existing relationship, net liability to Kunde	(5,900)
Fair value of consideration	53,063

Assets acquired
Accounts receivable, prepaid expenses and other current assets	858
Inventories	20,300
Land and vineyards	3,351
Buildings	15,524
Winery equipment	5,976
Trademarks	3,500
Customer relationships	3,300
Winery use permit	1,250
Current liabilities	(4,562)
Deferred tax liability	(10,214)
Total net assets acquired	39,283

Goodwill	$13,780

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The acquisition of Kunde resulted in the recognition of $13.8 million of goodwill. We believe this goodwill is attributable to our investment in synergies for expanding our brands in each of the three operating segments. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually.

Intangible assets associated with the customer relationships acquired as a result of the Kunde acquisition is being amortized over their estimated useful life using the straight-line method of amortization, which materially approximates the distribution of the economic value of the identified intangible asset. Amortization of the acquired customer relationships was not significant to the consolidated statements of operations. Key assumptions in valuing the customer relationships utilizing the Excess Earning Method include (1) future cash flow projections, (2) a repeat business probability assumption of sixty percent (60%), and (3) a discount rate of 19.0%. Key assumptions in valuing the acquired trademarks and indefinite lived assets, using the relief-from-royalty method include (1) a royalty rate of 2.75%, and (2) a discount rate of 19.0%.

The results of operations of Kunde for the period from the April 19, 2021 acquisition date through June 30, 2021, are included in the accompanying consolidated statements of operations since the acquisition date. Transaction costs associated with the acquisition were not significant.

Pro-forma Condensed Consolidated Financial Information (Unaudited)

The results of operations for Kunde and the estimated fair values of the assets acquired and liabilities assumed have been included in the Company’s consolidated financial statements since its respective date of acquisition. For the year ended June 30, 2021, and since the April 2021 date of its acquisition, Kunde contributed $2.1 million to the Company’s revenues and increased net income by $0.9 million. The unaudited pro forma financial information in the table below summarizes the combined results of the Company’s operations and those of Kunde for the periods shown as if the acquisition of Kunde had occurred on July 1, 2019. The unaudited pro forma financial information includes the business combination accounting effects of the acquisition, including amortization charges from acquired intangible assets. The unaudited pro forma financial information presented below is for informational purposes only, and is subject to a number of estimates, assumptions and other uncertainties.

	June 30,
(in thousands)	2021	2020
	Unaudited	Unaudited
Total pro forma revenues	$233,215	$207,522
Pro forma net income (loss)	$11,488	$(7,617)

Owen Roe Winery

In September 2019, the Company acquired assets, including inventory, land, winery equipment and brand trademarks from Owen Roe Winery for total consideration of approximately $16.1 million. Consideration consisted of cash of approximately $15.1 million and contingent consideration of $1.0 million whereby we will pay the seller a fixed fee based on sales of the wine brands acquired for four years.

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Owen Roe Vineyards and Winery
Sources of financing
Cash	$15,131
Contingent consideration	1,000
Fair value of consideration	16,131
Assets acquired
Land	1,845
Vineyards	1,465
Buildings	2,852
Winery equipment	2,250
Inventories	7,189
Library wines contracts	200
Trademarks	320
Total assets acquired	16,121

Goodwill	$10

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired. The acquisition of Owen Roe resulted in the recognition of $10 thousand of goodwill. We believe this goodwill is attributable to our investment in synergies for expanding our brands in the wholesale market. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually. Key assumptions in valuing the trademarks include (1) a royalty rate of 2.0%, and (2) a discount rate of 28.0%.

The results of operations of Owen Roe for the period from the September 1, 2019 acquisition date through June 30, 2020, are included in the accompanying consolidated statements of operations. Transaction costs associated with the acquisition were approximately $61 thousand.